Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	80,771,397	52,737,299	62,264,851	52,885,252
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	0	457,028	831,006	398,428
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	80,771,397	53,194,327	63,095,857	53,283,680